Real Estate and ACCUMULATED DEPRECIATION (Reconciliation of real estate and accumulated depreciation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Deconsolidation of real estate asset	$ (1,315)
Property Subject to Operating Lease [Member]
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at beginning of year	560,592	525,607	603,044
Additions	107,484	67,787	4,754
Dispositions	(22,106)	(18,896)	(46,951)
Foreign currency translation adjustment	(1,837)	(2,142)	966
Reclassification from (to) equity investment, direct financing lease, intangible assets or assets held for sale (Positive)	20,105	1,790
Reclassification from (to) equity investment, direct financing lease, intangible assets or assets held for sale (Negative)			(28,977)
Deconsolidation of real estate asset	(5,938)
Impairment Charge	(11,818)	(13,554)	(7,229)
Balance at close of year	646,482	560,592	525,607
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at beginning of year	108,032	100,247	103,249
Depreciation expense	15,179	13,437	12,841
Depreciation expense from discontinued operations	(5,785)	(5,000)	(9,677)
Real Estate Accumulated Depreciation, Other Deductions	(396)	(839)
Real Estate Accumulated Depreciation, Other Additions			285
Reclassification from (to) equity investment, direct financing lease, intangible assets or assets held for sale	2,339	187	(6,451)
Balance at close of year	118,054	108,032	100,247
Operating Real Estate [Member]
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at beginning of year	109,851	85,927	84,547
Additions	24	23,924	1,380
Balance at close of year	109,875	109,851	85,927
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at beginning of year	14,280	12,039	10,013
Depreciation expense	2,841	2,241	2,026
Balance at close of year	$ 17,121	$ 14,280	$ 12,039